Supplementary cash flow information - Changes in Non-cash Working Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Accounts receivable and prepaids	$ (3,915)	$ 568
Value-added and other tax receivables	3,402	(48,820)
Inventories	(50,273)	(24,042)
Accounts payable and accrued liabilities	1,188	12,078
Current income and other taxes payable	994	(44,399)
Changes in non-cash working capital	$ (48,604)	$ (104,615)